Shareholder Report, Average Annual Return (Details)	5 Months Ended
Oct. 31, 2025
VistaShares Animal Spirits Daily 2X Strategy ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	65.19%
BITA VistaShares Animal Spirits Index
Average Annual Return [Line Items]
Average Annual Return, Percent	33.82%
S&P 500 TR
Average Annual Return [Line Items]
Average Annual Return, Percent	15.12%